Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investing activities
Additions to newbuildings, vessels and equipment, related party amount		$ 9,128	$ 8,630
Net proceeds from sale of vessel, related party amount	$ 80,000
Financing activities
Net proceeds from issuance of shares, related party amount	1,932	5,825
Proceeds from issuance of debt, related party amount	149,700
Repayments of debt, related party amount		67,809	80,084
Repayments of obligation under finance leases, related party amount	$ 5,194	$ 8,391	10,893
Debt fees paid, related party amount			$ 3,419